Annual Fund Operating Expenses - AMERICAN HIGH INCOME TRUST	Nov. 28, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.26%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.74%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.76%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.48%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.99%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.52%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.49%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.95%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	0.78%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.73%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.76%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.82%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.47%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.36%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.41%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.46%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.45%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.45%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.01%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.70%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.42%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.36%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.16%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.32%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.51%

[1]	Assumes that fund shareholders approve a proposal to modify the investment advisory and service fee schedule at a special meeting of shareholders held on November 25, 2025.